Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

September 30, 2020

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,128,315	$11,678,059
Janus Henderson Asia Equity Fund - Class N Shares	478,856	5,827,672
Janus Henderson Contrarian Fund - Class N Shares	704,131	15,871,113
Janus Henderson Emerging Markets Fund - Class N Shares	1,562,193	15,762,531
Janus Henderson Enterprise Fund - Class N Shares	117,767	16,903,072
Janus Henderson European Focus Fund - Class N Shares	38,845	1,312,974
Janus Henderson Forty Fund - Class N Shares	322,183	15,822,394
Janus Henderson Global Real Estate Fund - Class N Shares	447,324	5,475,241
Janus Henderson Global Research Fund - Class N Shares	108,331	9,598,104
Janus Henderson Global Select Fund - Class N Shares	600,259	9,304,013
Janus Henderson International Managed Volatility Fund - Class N Shares	536,735	4,691,064
Janus Henderson International Value Fund - Class N Shares	950,374	8,467,828
Janus Henderson Large Cap Value Fund - Class N Shares	1,085,706	13,332,470
Janus Henderson Mid Cap Value Fund - Class N Shares	981,524	13,083,720
Janus Henderson Overseas Fund - Class N Shares	203,492	6,658,267
Janus Henderson Small Cap Value Fund - Class N Shares	601,549	10,274,454
Janus Henderson Triton Fund - Class N Shares	524,363	16,485,978
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,126,467	13,765,428
		194,314,382
Fixed Income Funds – 15.1%
Janus Henderson Flexible Bond Fund - Class N Shares	413,431	4,642,834
Janus Henderson Global Bond Fund - Class N Shares	2,290,971	23,711,554
Janus Henderson Multi-Sector Income Fund - Class N Shares	626,589	6,096,710
		34,451,098
Total Investments (total cost $195,750,410) – 100.0%		228,765,480
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(32,913)
Net Assets – 100%		$228,732,567

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/20
Investment Companies - 100.0%
Equity Funds - 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(4,645)	$-	$597,791	$11,678,059
Janus Henderson Asia Equity Fund - Class N Shares	-	16,824	-	724,348	5,827,672
Janus Henderson Contrarian Fund - Class N Shares	-	16,842	-	1,447,996	15,871,113
Janus Henderson Emerging Markets Fund - Class N Shares	-	36,716	-	1,611,842	15,762,531
Janus Henderson Enterprise Fund - Class N Shares	-	45,402	-	1,010,732	16,903,072
Janus Henderson European Focus Fund - Class N Shares	-	2,047	-	85,868	1,312,974
Janus Henderson Forty Fund - Class N Shares	-	180,903	-	1,523,677	15,822,394
Janus Henderson Global Real Estate Fund - Class N Shares	22,061	(10,861)	-	267,885	5,475,241
Janus Henderson Global Research Fund - Class N Shares	-	60,632	-	279,805	9,598,104
Janus Henderson Global Select Fund - Class N Shares	-	8,110	-	778,592	9,304,013
Janus Henderson International Managed Volatility Fund - Class N Shares	-	106,224	-	253,257	4,691,064
Janus Henderson International Value Fund - Class N Shares	-	(192,401)	-	546,333	8,467,828
Janus Henderson Large Cap Value Fund - Class N Shares	-	(147,427)	-	657,967	13,332,470
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(87,523)	-	353,224	13,083,720
Janus Henderson Overseas Fund - Class N Shares	-	1,144,651	-	(109,009)	6,658,267
Janus Henderson Small Cap Value Fund - Class N Shares	-	(97,567)	-	(148,689)	10,274,454
Janus Henderson Triton Fund - Class N Shares	-	42,591	-	847,377	16,485,978

Investment Companies - 100.0%
Equity Funds - 84.9%
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	326,529	-	738,536	13,765,428
Total Equity Funds	$22,061	$1,447,044	$-	$11,467,532	$194,314,382
Fixed Income Funds - 15.1%
Janus Henderson Flexible Bond Fund - Class N Shares	40,490	174,080	-	(111,124)	4,642,834
Janus Henderson Global Bond Fund - Class N Shares	101,640	601,991	-	192,868	23,711,554
Janus Henderson Multi-Sector Income Fund - Class N Shares	94,607	108,698	-	130,469	6,096,710
Total Fixed Income Funds	$236,737	$884,769	$-	$212,213	$34,451,098
Total Affiliated Investments - 100.0%	$258,798	$2,331,813	$-	$11,679,745	$228,765,480

(1) For securities that were affiliated for a portion of the period ended September 30, 2020, this column reflects amounts for the entire period ended September 30, 2020 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 100.0%
Equity Funds - 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,515,026	5,375	(435,488)	11,678,059
Janus Henderson Asia Equity Fund - Class N Shares	5,275,119	15,014	(203,633)	5,827,672
Janus Henderson Contrarian Fund - Class N Shares	12,712,589	2,186,448	(492,762)	15,871,113
Janus Henderson Emerging Markets Fund - Class N Shares	15,107,730	7,284	(1,001,041)	15,762,531
Janus Henderson Enterprise Fund - Class N Shares	14,427,562	1,967,097	(547,721)	16,903,072
Janus Henderson European Focus Fund - Class N Shares	808,194	450,076	(33,211)	1,312,974
Janus Henderson Forty Fund - Class N Shares	13,419,552	1,219,229	(520,967)	15,822,394
Janus Henderson Global Real Estate Fund - Class N Shares	5,173,160	237,642	(192,585)	5,475,241
Janus Henderson Global Research Fund - Class N Shares	3,097,205	6,309,269	(148,807)	9,598,104
Janus Henderson Global Select Fund - Class N Shares	8,235,803	595,882	(314,374)	9,304,013
Janus Henderson International Managed Volatility Fund - Class N Shares	4,805,177	2,219	(475,813)	4,691,064
Janus Henderson International Value Fund - Class N Shares	9,300,591	4,289	(1,190,984)	8,467,828
Janus Henderson Large Cap Value Fund - Class N Shares	13,393,488	6,264	(577,822)	13,332,470
Janus Henderson Mid Cap Value Fund - Class N Shares	9,954,849	3,238,806	(375,636)	13,083,720
Janus Henderson Overseas Fund - Class N Shares	13,332,361	5,622	(7,715,358)	6,658,267
Janus Henderson Small Cap Value Fund - Class N Shares	9,644,842	1,222,855	(346,987)	10,274,454
Janus Henderson Triton Fund - Class N Shares	12,701,026	3,383,483	(488,499)	16,485,978
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	14,003,260	6,609	(1,309,506)	13,765,428
Fixed Income Funds - 15.1%
Janus Henderson Flexible Bond Fund - Class N Shares	6,774,708	43,372	(2,238,202)	4,642,834
Janus Henderson Global Bond Fund - Class N Shares	30,813,880	115,077	(8,012,262)	23,711,554
Janus Henderson Multi-Sector Income Fund - Class N Shares	8,178,875	98,150	(2,419,482)	6,096,710

Notes to Schedule of Investments (unaudited)

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$194,314,382	$-	$-
Fixed Income Funds	34,451,098	-	-
Total Assets	$228,765,480	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.